ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Measurement inputs (Details) - Warrant 2021	Dec. 31, 2025 $ / shares Y shares	Jun. 30, 2025 $ / shares Y shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants | shares	47,964	47,964
Share price
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	1.58	2.52
Risk free interest rate
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	0.0349	0.0385
volatility
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	1.16	0.95
Exercise price
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	112.32	112.32
Warrant life
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | Y	0.96	1.96